Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Net income of collaborative retail business ratio			40.00%		40.00%
Net Income of collaborative retail business ratio to the agreement company			60.00%		60.00%
Dividend payment restricted percentage					90.00%
Amount of profit sharing collaborative arrangement			$ 0	$ 15,672	$ 15,672	$ 80,442
Cash and cash equivalents	1,553,909		1,553,909		407,323	371,300
Allowance for doubtful accounts	120,837		120,837		45,067	7,388
Investment in gold held for trading	32,775		32,775
Advances to suppliers	889,652		889,652		35,657	444
Other current assets	1,199,461		1,199,461		215,430	706,521
Advances from customers			645,175		74,512	134,731
Interest expense received from local government				231,618	292,635	364,159
Recurring subsidy interest expense received from local government			118,007	914,385	942,095	595,416
Shipping and handling costs	66,205	39,815	187,331	105,845	205,004	135,711
Employee benefit costs			75,589	61,279	84,709	85,843
Advertising costs			119,365	95,797	125,272	88,184
Foreign currency translation adjustments			23,682	1,947	3,030	19,851
Foreign currency translation adjustment, Description			Asset and liability accounts at September 30, 2013 and December 31, 2012 were translated at 6.1364 RMB to $1.00 and at 6.30110 RMB to $1.00, respectively, which were the exchange rates on the balance sheet dates. Equity accounts were stated at their historical rate. The average translation rates applied to the statements of income for the nine months ended September 30, 2013 and 2012 were 6.2132 RMB and 6.3027 RMB to $1.00, respectively.		Asset and liability accounts at December 31, 2012 and 2011 were translated at 6.3011 RMB to $1.00 and at 6.3523 RMB to $1.00, respectively, which were the exchange rates on the balance sheet dates. Equity accounts were stated at their historical rate. The average translation rates applied to the statements of income for the years ended December 31, 2012 and 2011 were 6.3034 RMB and 6.4544 RMB to $1.00, respectively.
Due from (to) related party					$ 3,791,804	$ 2,619,935